Net Loss Per Share	6 Months Ended
Jun. 30, 2023
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
14.	NET LOSS PER SHARE

For the six months ended June 30, 2022 and 2023, for the purpose of calculating net loss per share as a result of the reorganization as described in Note 1, the number of shares used in the calculation reflects the outstanding shares of the Company as if the reorganization took place at the beginning of the period presented.

Basic and diluted net loss per share for each of the year presented were calculated as follows:

	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Ucommune International Ltd’s shareholders	(229,269)	(38,419)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share*	4,373,728	5,326,589
Basic and diluted net loss per share*	(52.42)	(7.21)

*	During the six months ended June 30, 2022 and 2023, the Group has nil and 1,873,822 ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.